31. HELD-FOR-SALE ASSETS AND DISCONTINUED OPERATIONS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Held For Sale Assets [Line Items]
Loss for the year	R$ (10,528,499)	R$ (9,095,107)	R$ 24,615,555
Hedge accounting loss	(2,409)	(1,152)
Actuarial gains (losses)	579,956	(9,904)	104,848
Exchange losses on investment abroad	99,966	(16,372)	(110,098)
Total comprehensive income for the year	(9,850,808)	(9,122,426)	24,575,097
Comprehensive income attributable to owners of the Company	(9,898,834)	(9,025,115)	24,625,063
Comprehensive income attributable to non-controlling interests	R$ 48,026	(97,311)	(49,966)
Previously stated [member]
Held For Sale Assets [Line Items]
Loss for the year		(9,095,107)	24,615,555
Hedge accounting loss		(1,152)
Actuarial gains (losses)		(9,795)	105,515
Exchange losses on investment abroad		(16,372)	(110,098)
Comprehensive income from continuing operations		(9,122,426)	24,610,972
Effect of taxes on other comprehensive income: Actuarial loss			(35,875)
Comprehensive income of discontinued operations
Total comprehensive income for the year		(9,122,426)	24,575,097
Comprehensive income attributable to owners of the Company		(9,025,115)	24,625,063
Comprehensive income attributable to non-controlling interests		(97,311)	(49,966)
Discontinued operations [member]
Held For Sale Assets [Line Items]
Actuarial gains (losses)		109	667
Comprehensive income from continuing operations		109	667
Effect of taxes on other comprehensive income: Actuarial loss
Comprehensive income of discontinued operations		(109)	(667)
Continuing operations [member]
Held For Sale Assets [Line Items]
Loss for the year		(9,095,107)	24,615,555
Hedge accounting loss		(1,152)
Actuarial gains (losses)		(9,904)	104,848
Exchange losses on investment abroad		(16,372)	(110,098)
Comprehensive income from continuing operations		(9,122,535)	24,610,305
Effect of taxes on other comprehensive income: Actuarial loss			(35,875)
Comprehensive income of discontinued operations		109	667
Total comprehensive income for the year		(9,122,426)	24,575,097
Comprehensive income attributable to owners of the Company		(9,025,115)	24,625,063
Comprehensive income attributable to non-controlling interests		R$ (97,311)	R$ (49,966)